Submission	Sep. 01, 2026
Submission [Line Items]
Central Index Key	0002027722
Registrant Name	Grande Group Ltd/HK
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A